SEGMENT INFORMATION - Reconciliation of Segment Income to Income Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of Segment Income to Income Before Income Taxes
Segment income	$ 996	$ 1,037	$ 2,003	$ 2,241
Revenue	2,859	2,893	5,712	5,849
Other cost of sales/amortization	(1,850)	(1,704)	(3,589)	(3,416)
Exploration, evaluation and project expenses not attributable to segments	(100)	(77)	(167)	(138)
General and administrative expenses	(30)	(47)	(84)	(85)
Other income (loss) not attributable to segments	(2)	(26)	9	(45)
Impairment (charges) reversals	(3)	(2)	(5)	87
Loss on currency translation	(6)	(7)	(9)	(11)
Closed mine rehabilitation	128	(6)	125	(29)
Income from equity investees	89	104	188	207
Finance costs, net (includes non-segment accretion)	(89)	(91)	(177)	(178)
Gain (loss) on non-hedge derivatives	0	(2)	7	(1)
Operating segments [member]
Reconciliation of Segment Income to Income Before Income Taxes
Segment income	912	1,147	2,036	2,325
Other items not allocated to segments
Reconciliation of Segment Income to Income Before Income Taxes
Revenue	39	24	24	86
Other cost of sales/amortization	(8)	(28)	(18)	(64)
Exploration, evaluation and project expenses not attributable to segments	(68)	(59)	(123)	(106)
General and administrative expenses	(30)	(47)	(84)	(85)
Other income (loss) not attributable to segments	23	(4)	23	(3)
Impairment (charges) reversals	(3)	(2)	(5)	87
Loss on currency translation	(6)	(7)	(9)	(11)
Closed mine rehabilitation	128	(6)	125	(29)
Income from equity investees	89	104	188	207
Finance costs, net (includes non-segment accretion)	(80)	(83)	(161)	(165)
Gain (loss) on non-hedge derivatives	$ 0	$ (2)	$ 7	$ (1)